Empower Large Cap Growth Fund Investment Strategy - Empower Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization (“large cap”) companies. For purposes of the 80% policy, the Fund considers large cap companies to be those with market capitalizations of $4 billion or more at the time of purchase. If the market capitalization of a company held by the Fund moves below this threshold, the Fund may, but is not required to, sell the securities. The Fund emphasizes a “growth style” of investing, seeking companies whose potential to provide superior earnings growth appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time.The Fund may invest in foreign securities, including investments in emerging markets. The Fund may focus its investments in certain sectors, such as the technology sector. The Fund may also invest in derivatives, including but not limited to futures contracts. Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”) and Victory Capital Management Inc. (“Victory Capital”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •JPMorgan invests primarily in equity securities of large, well-established companies with a market capitalization equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. JPMorgan employs a fundamental bottom-up approach that seeks to identify companies with positive price momentum and attractive fundamental dynamics. •Victory Capital invests primarily in equity securities of large companies that are similar in size to issuers included in the Russell 1000® Growth Index. To select growth stocks, Victory Capital employs quantitative analysis, fundamental research, and an evaluation of the issuer based on its financial statements and operations, utilizing a bottom-up analytic approach.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to JPMorgan and a 50% allocation of the Fund’s assets to Victory Capital. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.